DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 8.4%
Activision Blizzard, Inc.	1,647	$121,796
Alphabet, Inc., Class A*	17,655	1,782,978
Alphabet, Inc., Class C*	15,436	1,565,982
AT&T, Inc.	16,772	323,364
Charter Communications, Inc., Class A*	230	89,997
Comcast Corp., Class A	10,354	379,370
DISH Network Corp., Class A*	652	10,465
Electronic Arts, Inc.	658	86,053
Fox Corp., Class A	666	21,612
Fox Corp., Class B	279	8,515
IAC, Inc.*	218	11,312
Liberty Broadband Corp., Class A*	20	1,804
Liberty Broadband Corp., Class C*	238	21,625
Liberty Media Corp-Liberty SiriusXM, Class A*	195	8,545
Liberty Media Corp-Liberty SiriusXM, Class C*	312	13,675
Live Nation Entertainment, Inc.*	395	28,740
Lumen Technologies, Inc.	1,923	10,519
Match Group, Inc.*	653	33,016
Meta Platforms, Inc., Class A*	5,334	629,945
Netflix, Inc.*	1,011	308,891
Omnicom Group, Inc.	433	34,536
Paramount Global, Class A	143	3,272
Paramount Global, Class B(a)	1,248	25,060
Pinterest, Inc., Class A*	1,277	32,461
Sirius XM Holdings, Inc.(a)	1,497	9,715
Snap, Inc., Class A*	2,152	22,187
Spotify Technology SA*	248	19,696
Take-Two Interactive Software, Inc.*	385	40,691
T-Mobile US, Inc.*	1,447	219,163
Trade Desk, Inc., Class A*	994	51,827
Verizon Communications, Inc.	9,818	382,706
Walt Disney Co.*	4,265	417,415
Warner Bros Discovery, Inc.*	5,075	57,855
Warner Music Group Corp., Class A	309	10,589
ZoomInfo Technologies, Inc.*	716	20,478

(Cost $7,375,875)		6,805,855

Consumer Discretionary - 7.9%
Advance Auto Parts, Inc.	554	83,649
Airbnb, Inc., Class A*	794	81,099
Aptiv PLC*	1,484	158,298
AutoZone, Inc.*	81	208,899
Best Buy Co., Inc.	1,446	123,344
Booking Holdings, Inc.*	96	199,627
Chipotle Mexican Grill, Inc.*	64	104,125
D.R. Horton, Inc.	1,826	157,036
Domino’s Pizza, Inc.	83	32,265
DoorDash, Inc., Class A*	456	26,562
eBay, Inc.	3,138	142,591
Etsy, Inc.*	1,184	156,395
Expedia Group, Inc.*	341	36,432
Ford Motor Co.	14,624	203,274
Garmin Ltd.	1,116	103,777
General Motors Co.	5,142	208,560
Genuine Parts Co.	876	160,597
Hasbro, Inc.	1,205	75,698
Home Depot, Inc.	2,661	862,137
Lennar Corp., Class A	1,562	137,190
Lennar Corp., Class B	631	45,817
LKQ Corp.	2,082	113,115
Lowe’s Cos., Inc.	1,904	404,695
Lululemon Athletica, Inc.*	561	213,354
McDonald’s Corp.	1,707	465,653
MercadoLibre, Inc.*	224	208,541
Newell Brands, Inc.	4,568	59,247
NIKE, Inc., Class B	3,671	402,672
NVR, Inc.*	24	111,336
PulteGroup, Inc.	2,212	99,053
Starbucks Corp.	2,591	264,800
Target Corp.	1,585	264,806
Tractor Supply Co.	625	141,444
Vail Resorts, Inc.	87	22,406
VF Corp.	2,582	84,741
Whirlpool Corp.	415	60,810
Yum China Holdings, Inc.	1,042	57,435
Yum! Brands, Inc.	593	76,295

(Cost $5,563,912)		6,357,775

Consumer Staples - 6.4%
Archer-Daniels-Midland Co.	2,245	218,888
Campbell Soup Co.	1,986	106,589
Church & Dwight Co., Inc.	1,312	107,413
Clorox Co.	808	120,109
Coca-Cola Co.	10,297	654,992
Colgate-Palmolive Co.	2,818	218,339
Conagra Brands, Inc.	3,153	119,751
Estee Lauder Cos., Inc., Class A	803	189,339
General Mills, Inc.	2,346	200,114
Hershey Co.	678	159,445
J M Smucker Co.	806	124,132
Kellogg Co.	1,672	121,972
Keurig Dr Pepper, Inc.	4,152	160,558
Kimberly-Clark Corp.	1,320	179,032
Kraft Heinz Co.	3,775	148,546
McCormick & Co., Inc.	1,508	128,451
Mondelez International, Inc., Class A	4,386	296,538
PepsiCo, Inc.	3,666	680,080
Procter & Gamble Co.	6,135	915,097
Sysco Corp.	2,077	179,681
Tyson Foods, Inc., Class A	1,394	92,394

(Cost $4,846,722)		5,121,460

Financials - 9.7%
Aflac, Inc.	1,337	96,170
Allstate Corp.	609	81,545
Ally Financial, Inc.	682	18,421
American Express Co.	1,280	201,715
American International Group, Inc.	1,794	113,219
Ameriprise Financial, Inc.	260	86,307
Annaly Capital Management, Inc. REIT	4,071	88,219
Aon PLC, Class A	467	143,967
Apollo Global Management, Inc.	989	68,627
Arch Capital Group Ltd.*	811	48,587
Bank of America Corp.	16,410	621,118
Bank of New York Mellon Corp.	1,661	76,240
BlackRock, Inc.	331	236,996
Capital One Financial Corp.	886	91,471
Cboe Global Markets, Inc.	260	32,978
Charles Schwab Corp.	3,583	295,741
Chubb Ltd.	915	200,925
Cincinnati Financial Corp.	347	38,503
Citigroup, Inc.	4,476	216,683
Citizens Financial Group, Inc.	1,107	46,915
CME Group, Inc.	832	146,848
Discover Financial Services	634	68,700
Everest Re Group Ltd.	84	28,387
Fidelity National Financial, Inc.	546	22,037
Fifth Third Bancorp	1,544	56,140
First Republic Bank	407	51,937
Franklin Resources, Inc.	615	16,488
Globe Life, Inc.	237	28,430
Goldman Sachs Group, Inc.	790	305,058
Hartford Financial Services Group, Inc.	730	55,750
Huntington Bancshares, Inc.	3,186	49,319
Interactive Brokers Group, Inc., Class A	196	15,739
Intercontinental Exchange, Inc.	1,273	137,879
JPMorgan Chase & Co.	6,801	939,762
KeyCorp	2,087	39,256
KKR & Co., Inc.	1,967	102,127
M&T Bank Corp.	396	67,328
Markel Corp.*	31	41,070
Marsh & McLennan Cos., Inc.	1,157	200,369
MetLife, Inc.	1,376	105,539
Moody’s Corp.	370	110,360
Morgan Stanley	3,138	292,054
MSCI, Inc.	184	93,441
Nasdaq, Inc.	812	55,590
Northern Trust Corp.	448	41,713
PNC Financial Services Group, Inc.	946	159,174
Principal Financial Group, Inc.	551	49,414
Progressive Corp.	1,339	176,949
Prudential Financial, Inc.	849	91,717
Raymond James Financial, Inc.	444	51,904
Regions Financial Corp.	2,098	48,695
Rocket Cos., Inc., Class A	487	4,042
S&P Global, Inc.	814	287,179
State Street Corp.	796	63,417
SVB Financial Group*	141	32,681
Synchrony Financial	1,159	43,555
T. Rowe Price Group, Inc.	506	63,204
Travelers Cos., Inc.	543	103,067
Truist Financial Corp.	3,040	142,302
US Bancorp	3,068	139,257
W.R. Berkley Corp.	432	32,953
Wells Fargo & Co.	8,785	421,241
Willis Towers Watson PLC	250	61,540

(Cost $6,928,327)		7,847,959

Health Care - 21.2%
Abbott Laboratories	4,779	514,125
AbbVie, Inc.	4,641	748,036
ABIOMED, Inc.*	421	159,050
Agilent Technologies, Inc.	1,358	210,463
Align Technology, Inc.*	510	100,297
Alnylam Pharmaceuticals, Inc.*	791	174,487
AmerisourceBergen Corp.	860	146,793
Amgen, Inc.	1,565	448,216
Avantor, Inc.*	3,967	88,385
Baxter International, Inc.	2,405	135,955
Becton Dickinson and Co.	983	245,101
Biogen, Inc.*	704	214,840
BioMarin Pharmaceutical, Inc.*	1,367	138,040
Boston Scientific Corp.*	5,337	241,606
Bristol-Myers Squibb Co.	5,997	481,439
Cardinal Health, Inc.	1,824	146,230
Catalent, Inc.*	1,051	52,687
Centene Corp.*	1,276	111,076
Cigna Corp.	718	236,143
Cooper Cos., Inc.	356	112,621
CVS Health Corp.	3,895	396,823
Danaher Corp.	1,847	504,988
DaVita, Inc.*	130	9,585
DENTSPLY SIRONA, Inc.	2,824	85,454
Dexcom, Inc.*	1,912	222,327
Edwards Lifesciences Corp.*	2,263	174,817
Elanco Animal Health, Inc.*	5,007	64,440
Elevance Health, Inc.	556	296,304
Eli Lilly & Co.	2,211	820,458
Exact Sciences Corp.*	2,181	98,036
Gilead Sciences, Inc.	4,183	367,393
HCA Healthcare, Inc.	506	121,551
Henry Schein, Inc.*	1,307	105,762
Hologic, Inc.*	1,662	126,578
Horizon Therapeutics PLC*	1,518	152,240
Humana, Inc.	289	158,921
IDEXX Laboratories, Inc.*	396	168,645
Illumina, Inc.*	756	164,868
Incyte Corp.*	1,388	110,582
Intuitive Surgical, Inc.*	1,218	329,335

IQVIA Holdings, Inc.*	423	92,222
Jazz Pharmaceuticals PLC*	618	96,970
Johnson & Johnson	7,068	1,258,104
Laboratory Corp. of America Holdings	187	45,011
McKesson Corp.	536	204,580
Medtronic PLC	3,971	313,868
Merck & Co., Inc.	6,726	740,667
Mettler-Toledo International, Inc.*	118	173,408
Moderna, Inc.*	1,288	226,572
Organon & Co.	2,739	71,269
Pfizer, Inc.	14,594	731,597
Quest Diagnostics, Inc.	222	33,706
Regeneron Pharmaceuticals, Inc.*	381	286,398
ResMed, Inc.	712	163,902
Royalty Pharma PLC, Class A	2,677	117,708
Seagen, Inc.*	751	91,164
STERIS PLC	615	114,230
Stryker Corp.	1,148	268,506
Teladoc Health, Inc.*	226	6,443
Teleflex, Inc.	428	100,203
Thermo Fisher Scientific, Inc.	1,054	590,472
UnitedHealth Group, Inc.	2,180	1,194,117
Universal Health Services, Inc., Class B	161	21,067
Veeva Systems, Inc., Class A*	320	60,915
Vertex Pharmaceuticals, Inc.*	858	271,471
Viatris, Inc.	10,530	116,146
Waters Corp.*	350	121,310
Zimmer Biomet Holdings, Inc.	1,245	149,524
Zoetis, Inc.	1,555	239,688

(Cost $15,811,105)		17,085,935

Industrials - 5.5%
A O Smith Corp.	1,242	75,439
C.H. Robinson Worldwide, Inc.(a)	1,026	102,826
Carrier Global Corp.	4,075	180,604
Copart, Inc.*	2,358	156,948
CoStar Group, Inc.*	926	75,043
Deere & Co.	866	381,906
Delta Air Lines, Inc.*	3,933	139,110
Dover Corp.	905	128,465
Equifax, Inc.	279	55,066
Expeditors International of Washington, Inc.	1,145	132,889
Fastenal Co.	2,897	149,224
FedEx Corp.	857	156,163
JB Hunt Transport Services, Inc.	679	124,861
Johnson Controls International PLC	2,745	182,378
Lyft, Inc., Class A*	6,585	73,884
Masco Corp.	2,000	101,560
Old Dominion Freight Line, Inc.	532	160,989
Otis Worldwide Corp.	2,011	157,039
PACCAR, Inc.	1,528	161,830
Rollins, Inc.	526	21,271
Southwest Airlines Co.*	3,472	138,568
Stanley Black & Decker, Inc.	1,059	86,541
Trane Technologies PLC	790	140,952
TransUnion	432	27,251
Uber Technologies, Inc.*	7,768	226,360
United Airlines Holdings, Inc.*	2,682	118,464
United Parcel Service, Inc., Class B	2,133	404,694
Verisk Analytics, Inc.	378	69,442
W.W. Grainger, Inc.	253	152,574
Waste Management, Inc.	1,438	241,181
Westinghouse Air Brake Technologies Corp.	1,026	103,718

(Cost $3,957,824)		4,427,240

Information Technology - 32.6%
Accenture PLC, Class A	1,559	469,150
Adobe, Inc.*	1,097	378,388
Advanced Micro Devices, Inc.*	4,762	369,674
Akamai Technologies, Inc.*	421	39,936
Amdocs Ltd.	325	28,880
Analog Devices, Inc.	1,720	295,685
Apple, Inc.	48,670	7,204,620
Applied Materials, Inc.	2,944	322,662
Arista Networks, Inc.*	1,351	188,194
Atlassian Corp., Class A*	327	43,017
Autodesk, Inc.*	497	100,369
Automatic Data Processing, Inc.	965	254,895
Bill.com Holdings, Inc.*	252	30,346
Block, Inc.*	1,232	83,493
Broadcom, Inc.	1,069	589,051
Broadridge Financial Solutions, Inc.	261	38,918
Cadence Design Systems, Inc.*	629	108,213
CDW Corp.	255	48,103
Cisco Systems, Inc.	8,822	438,630
Cloudflare, Inc., Class A*	563	27,666
Cognizant Technology Solutions Corp., Class A	1,150	71,541
Corning, Inc.	4,194	143,141
Crowdstrike Holdings, Inc., Class A*	478	56,237
Datadog, Inc., Class A*	586	44,407
DocuSign, Inc.*	441	20,758
Enphase Energy, Inc.*	701	224,734
EPAM Systems, Inc.*	129	47,547
Fidelity National Information Services, Inc.	1,395	101,249
Fiserv, Inc.*	1,379	143,912
FleetCor Technologies, Inc.*	171	33,550
Fortinet, Inc.*	1,653	87,873
Gartner, Inc.*	177	62,015
Gen Digital, Inc.	1,061	24,361
Global Payments, Inc.	676	70,155
GLOBALFOUNDRIES, Inc.*	1,984	127,670
HP, Inc.	4,614	138,605

HubSpot, Inc.*	104	31,515
Intel Corp.	11,664	350,736
Intuit, Inc.	640	260,858
Keysight Technologies, Inc.*	973	176,006
Lam Research Corp.	516	243,748
Marvell Technology, Inc.	3,711	172,636
Mastercard, Inc., Class A	1,998	712,087
Microchip Technology, Inc.	2,594	205,419
Micron Technology, Inc.	3,896	224,604
Microsoft Corp.	23,053	5,881,742
MongoDB, Inc.*	149	22,751
Motorola Solutions, Inc.	750	204,150
NetApp, Inc.	1,700	114,937
NVIDIA Corp.	6,127	1,036,872
Okta, Inc.*	385	20,528
Oracle Corp.	3,501	290,688
Palantir Technologies, Inc., Class A*	4,227	31,703
Palo Alto Networks, Inc.*	711	120,799
Paychex, Inc.	742	92,030
Paycom Software, Inc.*	116	39,336
PayPal Holdings, Inc.*	2,708	212,334
QUALCOMM, Inc.	3,227	408,183
RingCentral, Inc., Class A*(a)	176	6,523
Salesforce, Inc.*	2,246	359,922
Seagate Technology Holdings PLC	1,486	78,713
ServiceNow, Inc.*	467	194,412
Skyworks Solutions, Inc.	1,209	115,605
Snowflake, Inc., Class A*	615	87,884
Splunk, Inc.*	332	25,790
SS&C Technologies Holdings, Inc.	537	28,869
Synopsys, Inc.*	352	119,518
TE Connectivity Ltd.	1,441	181,739
Teradyne, Inc.	1,280	119,616
Texas Instruments, Inc.	2,669	481,648
Twilio, Inc., Class A*	386	18,922
VeriSign, Inc.*	218	43,559
Visa, Inc., Class A	3,826	830,242
VMware, Inc., Class A*	527	64,025
Western Digital Corp.*	2,352	86,436
Workday, Inc., Class A*	463	77,738
Zoom Video Communications, Inc., Class A*	466	35,150
Zscaler, Inc.*	195	26,023

(Cost $25,137,118)		26,293,641

Materials - 2.1%
Ball Corp.	1,754	98,365
Corteva, Inc.	3,108	208,733
Ecolab, Inc.	1,081	161,966
FMC Corp.	1,041	135,996
International Flavors & Fragrances, Inc.	1,262	133,545
International Paper Co.	2,343	86,972
Mosaic Co.	2,404	123,325
Nucor Corp.	1,237	185,488
Packaging Corp. of America	747	101,510
PPG Industries, Inc.	1,198	161,994
Sherwin-Williams Co.	874	217,783
Southern Copper Corp.	1,730	105,565

(Cost $1,612,773)		1,721,242

Real Estate - 4.7%
Alexandria Real Estate Equities, Inc. REIT	885	137,715
American Tower Corp. REIT	1,390	307,537
AvalonBay Communities, Inc. REIT	705	123,304
Boston Properties, Inc. REIT	1,229	88,586
CBRE Group, Inc., Class A*	616	49,034
Crown Castle, Inc. REIT	1,457	206,063
Digital Realty Trust, Inc. REIT	1,273	143,162
Equinix, Inc. REIT	326	225,152
Equity Residential REIT	1,895	122,910
Essex Property Trust, Inc. REIT	435	95,865
Extra Space Storage, Inc. REIT	759	121,964
Healthpeak Properties, Inc. REIT	4,105	107,797
Invitation Homes, Inc. REIT	3,498	114,140
Iron Mountain, Inc. REIT	2,236	121,482
Mid-America Apartment Communities, Inc. REIT	705	116,240
Prologis, Inc. REIT	3,452	406,611
Public Storage REIT	603	179,670
Realty Income Corp. REIT	2,570	162,090
SBA Communications Corp. REIT	489	146,358
Simon Property Group, Inc. REIT	1,592	190,148
UDR, Inc. REIT	2,388	99,030
Ventas, Inc. REIT	2,443	113,673
Welltower, Inc. REIT	2,041	144,972
Weyerhaeuser Co. REIT	4,015	131,331
WP Carey, Inc. REIT	1,432	112,842
Zillow Group, Inc., Class A*	64	2,394
Zillow Group, Inc., Class C*	418	15,876

(Cost $4,008,351)		3,785,946

Utilities - 1.2%
American Water Works Co., Inc.	3,169	480,927
Edison International	7,019	467,887

(Cost $898,840)		948,814

TOTAL COMMON STOCKS (Cost $76,140,847)		80,395,867

EXCHANGE-TRADED FUNDS - 0.1%
iShares Russell 1000 ETF
(Cost $65,007)	300	67,293

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $9,599)	9,599	9,599

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $98,103)	98,103	98,103

TOTAL INVESTMENTS - 99.9% (Cost $76,313,556)		$80,570,862
Other assets and liabilities, net - 0.1%		109,202

NET ASSETS - 100.0%		$80,680,064

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
—	9,599	(d)	—	—	—	396	—	9,599	9,599
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
349,061	409,364		(660,322)	—	—	1,217	—	98,103	98,103

349,061	418,963		(660,322)	—	—	1,613	—	107,702	107,702

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $132,016, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $122,266.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
E-Mini S&P 500 ESG Futures	USD	1	$180,050	$178,520	12/16/2022	$(1,530)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$80,395,867	$—	$—	$80,395,867
Exchange-Traded Funds	67,293	—	—	67,293
Short-Term Investments(a)	107,702	—	—	107,702

TOTAL	$80,570,862	$—	$—	$80,570,862

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(1,530)	$—	$—	$(1,530)

TOTAL	$(1,530)	$—	$—	$(1,530)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USNZ-PH1

R-089711-1 (5/24) DBX005195 (5/24)